SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 8 – SHARE-BASED COMPENSATION

The Company has an Equity Incentive Plan (the “Plan”) under which the Company may grant restricted stock awards and stock options for up to 150,000 ordinary shares. Both incentive stock options and non-qualified stock options expire ten years from the date of the grant or 90 days after the termination of employment of the grantee.

Stock Options

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2023	2022
Risk-free interest rates	3.58% - 4.39%	0.986% - 3.44%
Expected life of options	5 years	5 years
Expected volatility	83.12% - 92.32%	73.62% - 83.45%
Expected dividend yield	0.00%	0.00%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2022	15,812	$133.59
Granted	33,477	179.00
Forfeited/Expired	(5,771)	148.00
Exercised	(4,364)	43.36
Balance at December 31, 2022	39,154	180.22	9.11	-
Granted	37,490	18.23
Forfeited/Expired	(1,383)	191.88
Exercised	-	-
Balance at December 31, 2023	75,261	99.32	8.70	$-
Exercisable at December 31, 2023	17,311	$174.84	7.81	$-

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2022	7,002	$58.80
Options granted	33,477	108.77
Options forfeited/cancelled	(5,381)	77.70
Options vested	(2,563)	38.00
At December 31, 2022	32,535	102.99
Options granted	37,490	12.37
Options forfeited/cancelled	(424)	3.42
Options vested	(11,651)	98.98
At December 31, 2023	57,950	$45.33

For the years ended December 31, 2023, 2022 and 2021, the Company recognized $1,092,820, $555,156 and $171,500 of stock compensation expense relating to stock options, respectively. As of December 31, 2023, there was $2,752,366 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan. The cost is expected to be recognized over a weighted-average period of approximately four years.

Restricted Stock Awards

From time-to-time the Company issues time-based restricted stock awards (“RSAs”) under the Plan. The fair value of the nonvested shares are measured at the market price of a share on the date of grant and will be recognized as share-based compensation expense over the requisite service period. Grants vest over a period ranging from one to four years based on continued employment or service. The ordinary shares underlying the RSAs are not considered issued and outstanding until vested.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 8 – SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2022	529	$138.74
Granted	2,373	175.32
Forfeited	-	-
Exercised	-	-
Vested	(2,603)	167.67
Outstanding at December 31, 2022	299	138.74
Granted	2,000	17.76
Forfeited	(13)	0.08
Exercised	-	-
Vested	(2,163)	28.19
Outstanding at December 31, 2023	123	$138.74

For the years ended December 31, 2023 and 2022, the Company recognized $60,967 and $449,236  of stock compensation expense relating to RSAs, respectively. As of December 31, 2023, there was $15,867 of unrecognized share-based compensation expense related to non-vested RSAs. The cost is expected to be recognized over a weighted average period of approximately three years.